Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Aug. 05, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 40,166		$ 45,530	$ 30,977	$ 28,344
Other assets	7,894		7,606
Total assets	954,640	$ 950,000	796,285	778,668
Subordinated debentures	8,500		8,500
Total liabilities	850,112		705,815
Total shareholders’ equity	104,528		90,470	86,216	80,419
Total liabilities and shareholders’ equity	954,640		796,285
Parent Company [Member]
Cash and cash equivalents	2,747		2,233	$ 2,875	$ 2,436
Investment in subsidiaries	115,057		96,759
Notes receivable – subsidiaries	3,420		3,881
Other assets	52		63
Total assets	121,276		102,936
Notes payable	7,882		3,918
Subordinated debentures	8,500		8,500
Other liabilities	366		48
Total liabilities	16,748		12,466
Total shareholders’ equity	104,528		90,470
Total liabilities and shareholders’ equity	$ 121,276		$ 102,936